Other gains and losses, and litigation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Analysis of income and expense [abstract]
Other gains, (losses) and litigation	€ 470	€ 196	[1]	€ 143	[1]

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation